Income Taxes (Details) - Schedule of Reconciliation of the Statutory Federal Income Tax Rate - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Schedule of Reconciliation of the Statutory Federal Income Tax Rate [Line Items]
Accounting profit/(loss) before tax (in Dollars)	$ 14,425,439	$ (8,712,700)	$ (26,757,978)	$ (32,173,920)	$ (62,032,076)	$ (31,045,152)
Tax using the Company’s domestic tax rate (in Dollars)					$ (13,026,736)	$ (6,519,482)
Federal statutory income tax rate	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
Valuation allowance					(22.00%)	(20.00%)
Difference in tax rates					(2.00%)	(1.00%)
– Fair valuation of Warrants /convertible notes					3.00%	0.00%
Effective tax rate					0.00%	0.00%
Current Tax expense (in Dollars)
Deferred Tax expense (in Dollars)
Income tax expense reported in the Statement of profit and loss/Effective Tax Rate